ACCOUNTS PAYABLE	12 Months Ended
Aug. 31, 2024
Trade and other payables [abstract]
ACCOUNTS PAYABLE [Text Block]	8. ACCOUNTS PAYABLE
As at	August 31, 2024	August 31, 2023

General and Administrative	$294	$439
Waterberg	293	696
Audit	175	107
Legal	143	125
Balance, End of year	$905	$1,367